Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation activity
A summary of total share based compensation expense and unrecognized compensation expense related to the Share-Based Awards and Company’s performance awards, the amounts allocated to each of the Company’s segments, and the amounts that were not allocated to segments during the years ended December 31, 2018, 2017 and 2016 is presented below:

	Expenses			Unrecognized Expense
	For the year ended December 31,			At December 31, 2018
(in millions)	2018	2017	2016	Amount	Weighted Average Remaining Years
Share based awards
Incentive Units	$4	$7	$2	$15	1.7
Phantom Units	8	8	3	4	1.6

Performance awards
CEO Performance Award	2	—	—	8	3.0
2018 CEO Performance Award	2	—	—	—	0.0
Former CEO Performance Award	—	4	4	—	0.0
Total expense	$16	$19	$9	$27

A summary of activity for the Company’s Share-Based Awards for the years ended December 31, 2018, 2017 and 2016 is presented below:

	Shares or Units	Weighted- Average Grant-Date Fair Value (Per Share or Unit)	Aggregate Intrinsic Value (in Millions)
Non-vested at December 31, 2016	2,664,438	$10.76	$24
Granted	1,713,192	8.52
Vested	(1,062,382)	11.62
Forfeited	(361,301)	12.29
Non-vested at December 31, 2017	2,953,947	$8.97	$33
Granted	1,236,322	16.11
Vested	(1,140,423)	9.74
Forfeited	(617,773)	9.39
Non-vested December 31, 2018	2,432,073	$12.13	$24